Commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]	Future minimum non-cancelable payments under these lease agreements as of December 31, 2016, are as follows:
December 31,
2016
U.S. dollars in thousands

2017	$113
2018	75
$188